Housing Loans and Deposits From Customers in the Banking Business (Details) (JPY ¥) In Millions	Mar. 31, 2011
Deposits from customers in the banking business
2013	¥ 20,864
2014	13,149
2015	1,990
2016	8,788
2017	1,459
Later years	26,818
Total	¥ 73,068